UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--31.1%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.0%
Morgan Stanley Capital,
Ser. 2005-WMC4, Cl. M2	0.67	4/25/35	84,693 [a]	83,151
Securitized Asset Backed
Receivables, Ser. 2005-FR2,
Cl. M1	0.67	3/25/35	54,732 [a]	53,750
				136,901
Asset-Backed Ctfs./Auto Receivables--.3%
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	215,000	216,299
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	216,957
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	404,540	412,133
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000	75,101
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000	105,477
				1,025,967
Asset-Backed Ctfs./Home Equity Loans--.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	140,477 [a]	139,278
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.48	11/25/35	114,910 [a]	109,978
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.75	7/25/35	296,728 [a]	281,366
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.66	5/25/35	85,854 [a]	84,038
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.68	7/25/35	84,083 [a]	82,497
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.36	1/25/36	11,126 [a]	10,744
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.49	11/25/35	265,009 [a]	245,436
				953,337
Asset-Backed Ctfs./Manufactured Housing--.0%

Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	18,369	18,409

Chemicals--.1%
Lubrizol,
Sr. Unscd. Notes	8.88	2/1/19	195,000	246,134

Commercial Mortgage Pass-Through Ctfs.--2.6%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	321,232	326,723
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	525,000 [a]	502,777
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	428,317 [a]	434,061
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	335,000 [a]	338,716
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	100,000 [a]	106,211
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,050,000 [b]	1,102,500
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000 [b]	262,500
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	705,000 [b]	740,250
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	875,000 [b]	920,938
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	175,000	175,385
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	660,000 [a]	676,005
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	162,854	168,753
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.67	3/6/20	560,000 [a,b]	479,279
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.28	3/6/20	325,000 [a,b]	262,498
JP Morgan Chase Commercial

Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	100,000 [b]	105,174
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	335,000 [a,b]	347,754
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	68,170	68,170
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	45,000 [a]	45,643
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	25,000 [a]	25,863
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	220,000 [a]	223,888
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	291,000 [b]	300,094
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	415,000 [a]	449,197
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	21,781	22,129
				8,084,508
Consumer Staples--.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	385,000	484,913
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	445,000 [b]	587,188
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	170,000	178,043
Diageo Capital,
Gtd. Notes	7.38	1/15/14	315,000	371,258
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000	116,001
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000	355,070
				2,092,473
Diversified Financial Services--2.8%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	195,000	208,035
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	230,000	259,895
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	600,000	675,292
Barclays Bank,
Sub. Notes	10.18	6/12/21	308,000 [b]	395,644
BSKYB Finance UK,

Gtd. Notes	6.50	10/15/35	400,000 [b]	417,641
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000	300,920
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000	203,376
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	275,000	325,561
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	330,000	345,672
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000	407,012
Citigroup,
Unscd. Notes	8.50	5/22/19	200,000	231,171
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	40,000	41,210
Credit Suisse,
Sub. Notes	5.40	1/14/20	245,000	246,534
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	90,000 [b]	96,239
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000 [b]	98,678
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	685,000 [b]	714,380
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	520,000	534,195
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	240,000	245,158
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000 [b]	494,702
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	595,000	497,316
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	184,000	199,238
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	285,000	309,161
Lloyds TSB Bank,
Bank Gtd. Notes	5.80	1/13/20	490,000 [b]	475,026
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000	31,951
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000	103,394
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	395,000 [b]	425,899
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	140,000 [a]	142,162

UBS AG Stamford,
Sr. Unscd. Notes	3.88	1/15/15	250,000	250,334
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	230,000	242,706
				8,918,502
Foreign/Governmental--.2%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000	92,100
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	420,000	447,300
				539,400
Health Care--.1%
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	250,000	242,797

Industrial--.4%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	80,000	86,509
Allied Waste North America,
Gtd. Notes	7.25	3/15/15	115,000	119,583
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	305,000 [b]	314,166
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000 [b]	116,269
Republic Services,
Gtd. Notes	5.50	9/15/19	230,000 [b]	238,490
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	45,000	49,249
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000	326,267
				1,250,533
Insurance--.6%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	49,008
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000	245,531
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	37,000	33,694
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	56,000	55,494
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000	247,585
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000	209,642
Principal Financial Group,

Gtd. Notes	8.88	5/15/19	205,000	249,965
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	390,000	403,802
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	60,000	63,308
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000	25,493
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000	257,816
				1,841,338
Media & Telecommunications--1.5%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	355,000	376,323
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	455,000	501,604
Comcast,
Gtd. Notes	6.30	11/15/17	80,000	88,684
Comcast,
Gtd. Notes	6.50	11/15/35	135,000	140,067
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000 [b]	383,032
Discovery Communications,
Gtd. Notes	5.63	8/15/19	100,000	105,313
News America,
Gtd. Notes	6.65	11/15/37	570,000	606,209
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000	300,792
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000	435,466
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	715,000	769,948
Time Warner,
Gtd. Notes	5.88	11/15/16	694,000	762,585
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	120,000	117,891
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000	77,807
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	165,000	193,541
				4,859,262
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	79,882
Xerox,

Sr. Unscd. Notes	5.65	5/15/13	105,000	113,105
				192,987
Oil & Gas--.7%
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000	269,713
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	215,000	251,176
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	315,000	358,512
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	225,000	262,653
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	320,000	352,940
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000	255,954
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	190,000	206,259
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	130,000	131,092
				2,088,299
Real Estate--.9%
Arden Realty,
Gtd. Notes	5.25	3/1/15	125,000	128,658
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000	262,645
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000	103,752
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000	262,220
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	190,000	192,540
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000	132,612
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	70,000	70,197
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000	103,076
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000	50,985
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	250,000	248,634
Regency Centers,
Gtd. Notes	5.25	8/1/15	20,000	20,284
Regency Centers,
Gtd. Notes	5.88	6/15/17	415,000	413,638

Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	369,000	372,045
WEA Finance,
Gtd. Notes	7.13	4/15/18	295,000 [b]	324,239
				2,685,525
Residential Mortgage Pass-Through Ctfs.--.1%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.50	7/25/35	203,211 [a]	191,188

Retail--.3%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000	244,160
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	198,083 [b]	229,680
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	212,000	208,329
Staples,
Gtd. Notes	9.75	1/15/14	170,000	208,035
				890,204
State/Territory General Obligations--.4%
Los Angeles Unified School
District Build America, Bonds	6.76	7/1/34	215,000 [c]	225,445
New York City Build America,
Bonds	5.99	12/1/36	250,000	250,803
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	255,000	249,405
State of Illinois,
Taxable Bonds	4.42	1/1/15	270,000	275,883
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	310,000	253,589
				1,255,125
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	195,000	211,155

U.S. Government Agencies--.4%
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,320,000 [d]	1,321,936

U.S. Government Agencies/Mortgage-Backed--10.4%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			20,245 [d]	20,333

4.50%, 1/1/39 - 2/1/39			408,285 [d]	414,288
5.00%, 1/1/23 - 8/1/39			5,761,562 [d]	6,002,754
5.50%, 4/1/22 - 6/1/39			2,520,837 [d]	2,678,256
6.00%, 9/1/37 - 3/1/38			1,224,762 [d]	1,312,214
Federal National Mortgage Association:
4.00%, 5/1/10			77,393 [d]	77,547
4.50%, 2/1/38 - 2/1/39			5,107,435 [d]	5,180,282
5.00%, 8/1/20 - 9/1/39			7,425,788 [d]	7,757,331
5.50%, 9/1/34 - 5/1/39			6,136,994 [d]	6,473,693
6.00%, 5/1/22 - 5/1/39			2,511,328 [d]	2,668,946
8.00%, 3/1/30			312 [d]	359
Government National Mortgage Association I
5.50%, 4/15/33			138,232	147,451
				32,733,454
U.S. Government Securities--7.0%
U.S. Treasury Bonds	4.25	5/15/39	1,116,000	1,066,129
U.S. Treasury Bonds	5.25	11/15/28	220,000	244,544
U.S. Treasury Bonds	7.50	11/15/24	1,580,000	2,159,416
U.S. Treasury Notes	0.88	4/30/11	3,990,000	4,013,693
U.S. Treasury Notes	1.38	9/15/12	6,695,000	6,743,124
U.S. Treasury Notes	2.00	11/30/13	4,075,000	4,120,208
U.S. Treasury Notes	3.25	7/31/16	3,195,000	3,272,881
U.S. Treasury Notes	3.50	2/15/18	330,000	335,749
				21,955,744
Utilities--1.1%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000	244,025
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000	102,418
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000	536,309
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	200,000	228,497
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	101,501
E.ON International Finance,
Gtd. Notes	5.80	4/30/18	190,000 [b]	207,810
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 [b]	201,294
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	735,000 [b]	807,636
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	223,000	247,512
Nevada Power,
Mortgage Notes	6.50	8/1/18	270,000	297,167

Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	59,604
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	220,491
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	27,128
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	217,930
				3,499,322
Total Bonds and Notes
(cost $93,892,970)				97,234,500

Common Stocks--68.3%			Shares	Value ($)
Consumer Discretionary--8.8%
Autoliv			28,970 [e]	1,292,352
Best Buy			14,670	535,455
Carnival			29,873	1,074,233
Central European Media
Enterprises, Cl. A			16,250 [e]	438,262
Darden Restaurants			20,640	836,952
Gap			59,730	1,284,195
Home Depot			143,827	4,487,402
Johnson Controls			49,850	1,550,335
Liberty Media-Starz, Ser. A			6,040 [e]	307,617
Limited Brands			32,710	723,218
Newell Rubbermaid			52,390	720,363
News, Cl. A			316,710	4,234,413
NVR			700 [e]	495,810
Omnicom Group			26,290	962,740
Staples			29,370	756,571
Target			49,390	2,544,573
Time Warner			136,533	3,964,918
Toll Brothers			23,690 [e]	446,083
Whirlpool			10,020	843,283
				27,498,775
Consumer Staples--6.1%
Clorox			23,540	1,443,237
Coca-Cola Enterprises			64,670	1,652,318
CVS Caremark			100,711	3,398,996
Energizer Holdings			15,730 [e]	911,554
Kellogg			8,940	466,221
Kraft Foods, Cl. A			25,954	737,872
Nestle, ADR			28,580	1,421,569
PepsiCo			78,745	4,919,200
Philip Morris International			42,365	2,075,038

Safeway	37,950	945,714
Unilever, ADR	39,470	1,161,997
		19,133,716
Energy--9.7%
Alpha Natural Resources	23,090 [e]	1,062,371
Anadarko Petroleum	7,300	511,949
Cameron International	31,200 [e]	1,283,256
Chevron	55,018	3,977,801
ConocoPhillips	73,030	3,505,440
Consol Energy	7,230	364,103
Devon Energy	6,880	473,757
ENSCO International, ADR	32,620	1,440,825
EOG Resources	29,980	2,819,619
Hess	53,524	3,147,211
Marathon Oil	13,980	404,721
Massey Energy	6,820	293,737
Newfield Exploration	23,890 [e]	1,220,062
Occidental Petroleum	87,590	6,994,062
Peabody Energy	6,530	300,184
Schlumberger	7,630	466,193
Valero Energy	116,520	2,041,430
		30,306,721
Exchange Traded Funds--.7%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	19,260	2,132,852

Financial--12.5%
American Express	43,230	1,650,954
Ameriprise Financial	23,810	953,114
AON	17,920	733,645
Bank of America	404,790	6,743,801
Capital One Financial	36,930	1,394,107
Citigroup	228,250 [e]	776,050
Fidelity National Financial, Cl. A	27,930	398,003
Franklin Resources	8,430	857,500
Genworth Financial, Cl. A	105,560 [e]	1,682,626
Goldman Sachs Group	17,970	2,809,610
JPMorgan Chase & Co.	175,074	7,347,856
Lincoln National	37,850	953,063
Marsh & McLennan	19,890	461,846
MetLife	69,517	2,529,724
Morgan Stanley	60,300	1,699,254
PNC Financial Services Group	11,420	613,939
Prudential Financial	15,510	812,879
State Street	17,230	773,799

SunTrust Banks	21,180	504,296
TD Ameritrade Holding	40,700 [e]	711,843
Travelers	10,480	551,143
Wells Fargo & Co.	148,112	4,049,382
		39,008,434
Health Care--9.5%
Alexion Pharmaceuticals	18,260 [e]	904,235
AmerisourceBergen	107,220	3,006,449
Amgen	32,270 [e]	1,826,805
Amylin Pharmaceuticals	43,470 [e]	821,583
Cardinal Health	14,050	477,279
CIGNA	42,200	1,445,772
Covidien	17,091	839,510
Hospira	16,170 [e]	846,176
Human Genome Sciences	52,940 [e]	1,490,261
King Pharmaceuticals	63,570 [e]	715,163
McKesson	7,990	472,609
Mednax	18,610 [e]	995,635
Merck & Co.	131,103	4,835,079
Pfizer	358,577	6,293,026
Teva Pharmaceutical Industries,
ADR	12,080	724,921
Thermo Fisher Scientific	21,730 [e]	1,059,772
Universal Health Services, Cl. B	44,370	1,376,357
WellPoint	28,700 [e]	1,775,669
		29,906,301
Industrial--6.7%
AMR	69,480 [e]	638,521
Cummins	12,700	721,106
Delta Air Lines	39,630 [e]	512,020
Dover	54,623	2,472,237
Eaton	7,110	484,333
FedEx	11,301	957,873
General Electric	201,920	3,242,835
Honeywell International	12,420	498,787
Norfolk Southern	62,090	3,193,289
Paccar	12,700	448,945
Parker Hannifin	17,930	1,081,358
Raytheon	38,880	2,186,611
Rockwell Collins	8,900	500,892
Stanley Works	11,370	650,933
Textron	47,260	941,419
Tyco International	37,065	1,336,564
Union Pacific	15,563	1,048,479
		20,916,202

Information Technology--9.9%
AOL	40,903 [e]	1,013,576
Apple	8,441 [e]	1,727,197
BMC Software	43,020 [e]	1,584,857
Cisco Systems	133,198 [e]	3,240,707
Computer Sciences	8,320 [e]	430,893
EMC	100,780 [e]	1,762,642
Google, Cl. A	4,030 [e]	2,123,004
Hewlett-Packard	72,528	3,683,697
International Business Machines	12,840	1,632,734
Microsoft	194,670	5,579,242
Motorola	158,270 [e]	1,069,905
Oracle	94,430	2,327,700
QUALCOMM	45,060	1,653,251
Sybase	37,440 [e]	1,661,962
Teradata	24,981 [e]	761,671
Texas Instruments	20,820	507,592
Vishay Intertechnology	41,040 [e]	420,660
		31,181,290
Materials--1.7%
Air Products & Chemicals	6,860	470,459
Dow Chemical	72,660	2,057,005
E.I. du Pont de Nemours & Co.	38,650	1,303,278
Freeport-McMoRan Copper & Gold	12,920	971,067
International Paper	18,710	433,511
		5,235,320
Telecommunication Services--.6%
AT & T	79,644	1,975,968

Utilities--2.1%
American Electric Power	20,490	688,874
Entergy	18,660	1,417,600
FPL Group	15,180	703,897
NRG Energy	19,400 [e]	423,696
PG & E	19,970	837,142
Public Service Enterprise Group	46,650	1,386,438
Questar	27,540	1,156,405
		6,614,052
Total Common Stocks
(cost $213,058,309)		213,909,631

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $3,495,000)	3,495,000 [f]	3,495,000

Total Investments (cost $310,446,279)	100.5%	314,639,131
Liabilities, Less Cash and Receivables	(.5%)	(1,641,408)
Net Assets	100.0%	312,997,723

ADR - American Depository Receipts

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities had a total market value of $11,049,000 or 3.5% of net assets.

c	Purchased on a delayed delivery basis.
d

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $310,446,279.

Net unrealized appreciation on investments was $4,192,852 of which $18,992,523 related to appreciated investment securities and $14,799,671 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	205,296,853	-	-	205,296,853
Equity Securities - Foreign+	6,479,926	-	-	6,479,926
U.S. Treasury	-	21,955,744	-	21,955,744
Asset-Backed	-	2,134,614	-	2,134,614
Corporate Bonds	-	29,018,531	-	29,018,531
Foreign Government	-	539,400	-	539,400
Municipal Bonds	-	1,255,125	-	1,255,125
U.S. Government	-	34,055,390	-	34,055,390
Agencies/Mortgage-Backed
Residential Mortgage-Backed	-	191,188	-	191,188
Commercial Mortgage-Backed	-	8,084,508	-	8,084,508
Mutual Funds/Exchange Traded	5,627,852	-	-	5,627,852
Funds
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

                             (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)